Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)*	Compensation Actually Paid to PEO(2)*	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (millions)(6)
2025	$2,586,384	$2,292,989	$930,688	$404,288	$166.91	$(0.586)
2024	$3,022,589	$2,122,812	$910,365	$691,994	$114.93	$0.781
2023	$2,121,773	$1,859,759	$1,147,119	$978,693	$162.59	$9.052

Named Executive Officers, Footnote	PEO relates to Sanjeev Aggarwal, Ph.D. who has served as PEO since March 2022. The individuals comprising the Non-PEO NEOs for each year presented are below:

2025	2024	2023
William Cooper	Matthew Tenorio	Anuj Aggarwal
Sean Dougherty	Anuj Aggarwal	David Schrenk
N/A	David Schrenk	N/A

PEO Total Compensation Amount	$ 2,586,384	$ 3,022,589	$ 2,121,773
PEO Actually Paid Compensation Amount	$ 2,292,989	2,122,812	1,859,759
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for the applicable year to determine the compensation actually paid:

Year	PEO	Summary Compensation Table Total for PEO	Exclusion of Stock Awards Unvested as of Year-End for PEO*	Exclusion of Stock Options Unvested as of Year-End for PEO*	Inclusion of Prior Year Stock Awards Vested as of Year-End for PEO*	Inclusion of Prior Year Stock Options Exercised as of Year-End for PEO*	Compensation Actually Paid to PEO**
2025	PEO	$2,586,384	$(1,210,864)	$—	$910,886	$6,583	$2,292,989
________________________________________________________
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**The sum and/or computation of individual numerical amounts disclosed in the table may not equal the total due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 930,688	910,365	1,147,119
Non-PEO NEO Average Compensation Actually Paid Amount	$ 404,288	691,994	978,693
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our non-PEO NEOs as a group for the applicable year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards Unvested as of Year-End for Non-PEO NEOs*	Average Exclusion of Stock Options Unvested as of Year-End for Non-PEO NEOs*	Average Inclusion of Prior Year Stock Awards Vested as of Year-End for Non-PEO NEOs*	Average Inclusion of Prior Year Stock Options Exercised as of Year-End for Non-PEO NEOs*	Average Compensation Actually Paid to Non-PEO NEOs**
2025	$930,688	$(526,400)	$—	$—	$—	$404,288
_________________________________________
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
**The sum and/or computation of individual numerical amounts disclosed in the table may not equal the total due to rounding.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following chart sets forth the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the remaining NEOs, compared to our cumulative TSR for each the years presented

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the remaining NEOs, compared to our net income reported in our most recent 10-K filing for each of the years presented:

Total Shareholder Return Amount	$ 166.91	114.93	162.59
Net Income (Loss)	$ (586,000)	$ 781,000	$ 9,052,000.000
PEO Name	Sanjeev Aggarwal
Additional 402(v) Disclosure	The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”The dollar amounts represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.For the relevant year, represents the cumulative TSR of our common stock at the end of such year, as determined based on the value of an initial investment of $100 on December 31, 2022.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,210,864)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	910,886
PEO | Aggregate Grant Date Fair Value Of Equity Options Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Option Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,583
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,400)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Options Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Option Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0